Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Other payables	$ 3,575	$ 2,178
IAS 17 [Member]
Statement Line Items [Line Items]
Right-of-use assets
Other payables	(57)
Lease liabilities
Other long-term liabilities	(244)
The change [Member]
Statement Line Items [Line Items]
Right-of-use assets	1,891
Other payables	57
Lease liabilities	(2,192)
Other long-term liabilities	244
IFRS 16 [Member]
Statement Line Items [Line Items]
Right-of-use assets	1,891
Other payables
Lease liabilities	(2,192)
Other long-term liabilities